Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Future Minimum Payments of Lease Liabilities

Future minimum payments of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Lease
2020 (remaining 3 months)	$60	$3
2021	616	10
2022	757	10
2023	780	10
2024	803	5
Thereafter	6,010	—

Total minimum lease payments	9,026	38
Less: imputed interest	(4,277)	(5)

Total future minimum lease payments	4,749	33
Less: current obligations under leases	—	(8)

Noncurrent lease obligations	$4,749	$25

Schedule of Rent Expense

The components of lease expense were as follows (in thousands):

	Statement of Operations Classification
Operating lease cost:
	Cost of product revenue	$165
	Research and development	245
	General and administrative	160

Total operating lease cost		570

Finance lease cost:
Amortization of right-of-use assets	Property and equipment, net	25
Interest on lease liabilities	Interest expense	5

Total finance lease cost		30

Predecessor Company [Member]
Schedule of Rent Expense	Rent expense was as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Operating lease	$378	$378	$378
Short-term leases	68	27	—

Total	$446	$405	$378

Schedule of ROU Assets and Liabilities Related to Lease and First Lease Amendment

As of December 31, 2019, the Company’s ROU assets and liabilities related to the Lease and the First Lease Amendment are as follows (in thousands):

ROU assets (included in other assets)	$221

Current portion of lease liabilities	$338

Total lease liabilities	$338

Schedule of Undiscounted Cash Flows for Operating Lease Liabilities Recorded in Balance Sheet

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded in the balance sheet as of December 31, 2019 (in thousands):

Total lease payments	$351
Present value adjustment	(13)

Total lease liabilities	$338